Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Operating activities
Net income (loss)	$ (487,000)	$ (3,826,000)	$ (1,901,000)	$ (1,993,000)	$ (15,482,000)	$ (1,462,000)	$ 8,653,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	34,000	269,000	255,000	65,000	505,000	506,000	702,000
Amortization of right to use assets	467,000	3,664,000	2,721,000	879,000	6,824,000	5,410,000	4,862,000
Interest on lease liabilities	35,000	274,000	60,000	47,000	368,000	313,000	469,000
(Gain) loss on disposal of property, plant and equipment						1,000	(12,458,000)
Change in operating assets and liabilities:
Change in accounts receivable	910,000	7,147,000	(14,573,000)	(754,000)	(5,856,000)	789,000	10,228,000
Change in inventories	252,000	1,977,000	(962,000)	255,000	1,981,000	1,475,000	4,217,000
Change in prepaid expenses and other current assets	31,000	242,000	(4,269,000)	279,000	2,166,000	2,526,000	(2,977,000)
Change in accounts payable	(230,000)	(1,807,000)	2,832,000	(523,000)	(4,060,000)	5,073,000	(2,253,000)
Change in other payables and accrued liabilities	(92,000)	(723,000)	(4,233,000)	(110,000)	(858,000)	1,398,000	267,000
Payments on lease	(473,000)	(3,715,000)	(3,229,000)	(893,000)	(6,935,000)	(6,301,000)	(6,015,000)
Net cash provided by (used in) operating activities	447,000	3,502,000	(23,299,000)	(2,748,000)	(21,347,000)	9,728,000	5,695,000
Investing activities
Purchase of property, plant and equipment	(6,000)	(47,000)	(37,000)	(52,000)	(405,000)	(284,000)	(554,000)
Net cash used in investing activities	(6,000)	(47,000)	(37,000)	(52,000)	(405,000)	(284,000)	(554,000)
Financing activities
Proceeds from issuance of ordinary shares			2,076,000	267,000	2,076,000	26,003,000
Advances from (to) related parties	(341,000)	(2,676,000)	693,000	83,000	643,000	(2,704,000)	5,034,000
Net cash provided by financing activities	(341,000)	(2,676,000)	2,769,000	350,000	2,719,000	23,299,000	5,034,000
Net increase (decrease) in cash	100,000	779,000	(20,567,000)	(2,450,000)	(19,033,000)	32,743,000	10,175,000
Effect on exchange rate change on cash	(37,000)	5,000	125,000	21,000	167,000	(254,000)	(318,000)
Cash as of beginning of the year	3,537,000	27,476,000	46,342,000	5,966,000	46,342,000	13,853,000	3,996,000
Cash as of the end of the year	3,600,000	28,260,000	25,900,000	3,537,000	27,476,000	46,342,000	13,853,000
Supplementary Cash Flows Information
Cash paid for interest	61,000	479,000	304,000	108,000	837,000	1,708,000	1,581,000
Cash paid for taxes	$ 1,000	$ 5,000	$ 62,000	(34,000)	(260,000)	(196,000)	3,492,000
Supplemental schedule of non-cash investing and financing activities:
Dividend made by addition to the amount due to related parties							(10,000,000)
Consideration for the sale of property to the shareholder settled by deduction from the amount due to the related parties							$ 13,880,000